THE RBB FUND, INC.

Boston Partners All-Cap Value Fund
Boston Partners Emerging Markets Dynamic Equity Fund
Boston Partners Global Equity Fund
Boston Partners Global Sustainability Fund
Boston Partners Long/Short Equity Fund
Boston Partners Long/Short Research Fund
Boston Partners Small Cap Value Fund II
WPG Partners Select Hedged Fund
WPG Partners Select Small Cap Value Fund
WPG Partners Small Cap Value Diversified Fund
(collectively, the “Funds”)
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Supplement dated May 16, 2025 to
the Prospectus and Statement of Additional Information (“SAI”)
dated December 31, 2024
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Effective June 2, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
[FUND NAME]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
[FUND NAME]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

If you have any questions, please call the Funds at 1-888-261-4073.

Investors should retain this supplement for future reference.